Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Loss from operations	(17,930)	(16,702)	(14,025)	(11,306)	(8,170)	(7,015)	(15,731)	(4,811)	(59,963)	(35,727)	(9,268)
Net loss	(16,679)	(16,015)	(13,660)	(11,161)	(8,036)	(6,913)	(15,731)	(4,811)	(57,515)	(35,491)	(9,431)
Net loss attributable to common stockholders	$ (16,679)	$ (16,015)	$ (13,748)	$ (11,161)	$ (8,036)	$ (6,919)	$ (15,387)	$ (5,165)	$ (57,603)	$ (35,507)	$ (9,735)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.50)	$ (0.49)	$ (3.13)	$ (4.53)	$ (3.59)	$ (3.44)	$ (8.90)	$ (3.59)	$ (3.13)	$ (19.12)	$ (65.15)